February 3, 2012

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: Dreyfus Lifetime Portfolios, Inc.- Growth and Income Portfolio
 1933 Act File No.: 33-66088
 1940 Act File No.: 811-7878
 CIK No.: 0000909230

Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 26 to the Registration Statement, electronically filed with the Securities and Exchange Commission on January 30, 2012.

Please address any comments or questions to my attention at 212-922-6785.

Sincerely,

/s/ Elta Mariani

Elta Mariani

Paralegal